UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

Deutsche Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2015 (Unaudited)

Deutsche Core Equity Fund

	Shares	Value ($)

Common Stocks 98.7%
Consumer Discretionary 12.8%
Auto Components 0.9%
BorgWarner, Inc.	567,621	32,263,577
Hotels, Restaurants & Leisure 1.5%
Bloomin' Brands, Inc.	242,944	5,186,854
Brinker International, Inc.	544,678	31,400,687
Las Vegas Sands Corp. (a)	242,731	12,760,369

		49,347,910
Internet & Catalog Retail 1.3%
Amazon.com, Inc.*	50,822	22,061,322
Expedia, Inc. (a)	192,951	21,099,192

		43,160,514
Media 2.0%
Twenty-First Century Fox, Inc. "A"	734,574	23,906,711
Walt Disney Co.	377,486	43,086,252

		66,992,963
Specialty Retail 4.9%
Advance Auto Parts, Inc.	182,681	29,099,256
Dick's Sporting Goods, Inc.	382,671	19,810,878
Home Depot, Inc.	463,575	51,517,090
L Brands, Inc.	725,958	62,236,379

		162,663,603
Textiles, Apparel & Luxury Goods 2.2%
NIKE, Inc. "B"	524,247	56,629,161
VF Corp.	230,912	16,103,803

		72,732,964
Consumer Staples 10.5%
Beverages 1.3%
PepsiCo, Inc.	469,491	43,822,290
Food & Staples Retailing 3.3%
Costco Wholesale Corp.	227,428	30,716,426
Kroger Co.	633,735	45,952,125
Rite Aid Corp.*	4,062,866	33,924,931

		110,593,482
Food Products 4.4%
ConAgra Foods, Inc.	765,189	33,454,063
Mead Johnson Nutrition Co.	573,352	51,727,817
The WhiteWave Foods Co.*	1,245,684	60,889,034

		146,070,914
Household Products 0.7%
Procter & Gamble Co.	284,604	22,267,417
Personal Products 0.8%
Estee Lauder Companies, Inc. "A"	314,114	27,221,119
Energy 7.0%
Energy Equipment & Services 0.7%
Schlumberger Ltd.	292,884	25,243,672
Oil, Gas & Consumable Fuels 6.3%
Anadarko Petroleum Corp.	622,962	48,628,413
Chevron Corp.	359,353	34,666,784
EOG Resources, Inc.	446,376	39,080,219
Occidental Petroleum Corp.	572,148	44,495,950
Phillips 66	529,962	42,693,739

		209,565,105
Financials 15.7%
Banks 7.3%
Citigroup, Inc.	1,604,847	88,651,748
JPMorgan Chase & Co.	1,447,721	98,097,575
Regions Financial Corp.	5,502,285	57,003,673

		243,752,996
Capital Markets 2.0%
Ameriprise Financial, Inc.	271,579	33,928,364
Bank of New York Mellon Corp.	839,132	35,218,370

		69,146,734
Consumer Finance 2.1%
Capital One Financial Corp.	793,941	69,842,990
Insurance 3.2%
MetLife, Inc.	872,572	48,855,306
Prudential Financial, Inc.	659,626	57,730,468

		106,585,774
Real Estate Investment Trusts 1.1%
Prologis, Inc. (REIT)	995,206	36,922,142
Health Care 16.5%
Biotechnology 4.0%
Celgene Corp.*	564,474	65,329,399
Gilead Sciences, Inc.	326,479	38,224,161
Medivation, Inc.*	256,495	29,291,729

		132,845,289
Health Care Equipment & Supplies 2.4%
Becton, Dickinson & Co.	258,275	36,584,654
St. Jude Medical, Inc.	612,819	44,778,684

		81,363,338
Health Care Providers & Services 2.8%
Anthem, Inc.	268,598	44,087,676
Express Scripts Holding Co.*	1	89
HCA Holdings, Inc.*	206,666	18,748,739
McKesson Corp.	140,595	31,607,162

		94,443,666
Life Sciences Tools & Services 1.9%
Thermo Fisher Scientific, Inc.	479,344	62,199,678
Pharmaceuticals 5.4%
Allergan PLC*	71,956	21,835,768
Bristol-Myers Squibb Co.	273,979	18,230,563
Merck & Co., Inc.	941,681	53,609,899
Pfizer, Inc.	1,616,301	54,194,572
Shire PLC (ADR)	136,655	33,000,816

		180,871,618
Industrials 10.3%
Aerospace & Defense 2.9%
Boeing Co.	455,918	63,244,945
TransDigm Group, Inc.*	143,825	32,313,163

		95,558,108
Electrical Equipment 2.0%
AMETEK, Inc.	862,029	47,221,948
Regal-Beloit Corp.	276,825	20,094,727

		67,316,675
Industrial Conglomerates 3.0%
General Electric Co.	1,991,755	52,920,930
Roper Technologies, Inc.	284,570	49,076,942

		101,997,872
Machinery 1.0%
Parker-Hannifin Corp. (a)	283,714	33,004,450
Road & Rail 1.4%
Norfolk Southern Corp.	518,897	45,330,842
Information Technology 19.5%
Communications Equipment 1.7%
Cisco Systems, Inc.	1,355,345	37,217,774
Palo Alto Networks, Inc.* (a)	108,254	18,911,974

		56,129,748
Internet Software & Services 3.5%
Facebook, Inc. "A"*	481,911	41,331,097
Google, Inc. "A"*	70,948	38,314,758
Google, Inc. "C"*	71,014	36,963,497

		116,609,352
IT Services 2.5%
Cognizant Technology Solutions Corp. "A"*	454,939	27,792,224
Visa, Inc. "A" (a)	858,560	57,652,304

		85,444,528
Semiconductors & Semiconductor Equipment 2.9%
Analog Devices, Inc.	315,452	20,247,287
Avago Technologies Ltd.	181,254	24,094,094
Intel Corp.	916,136	27,864,276
NXP Semiconductors NV*	252,366	24,782,341

		96,987,998
Software 4.2%
Intuit, Inc.	245,575	24,746,593
Microsoft Corp.	1,199,867	52,974,128
Oracle Corp.	976,270	39,343,681
Salesforce.com, Inc.*	323,709	22,539,857

		139,604,259
Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc.	932,130	116,912,405
EMC Corp.	979,066	25,837,552
Western Digital Corp.	190,704	14,955,008

		157,704,965
Materials 3.7%
Chemicals 2.1%
Dow Chemical Co.	574,283	29,386,061
Ecolab, Inc.	348,223	39,373,575

		68,759,636
Containers & Packaging 1.6%
Sealed Air Corp.	1,036,392	53,249,821
Telecommunication Services 0.9%
Wireless Telecommunication Services
T-Mobile U.S., Inc.*	788,674	30,576,891
Utilities 1.8%
Electric Utilities 0.7%
NextEra Energy, Inc.	240,279	23,554,550
Water Utilities 1.1%
American Water Works Co., Inc.	777,362	37,803,114

Total Common Stocks (Cost $2,658,582,444)		3,299,552,564

	Principal Amount ($)	Value ($)

Convertible Bond 0.3%
Consumer Discretionary
Fiat Chrysler Automobiles NV, 7.875%, 12/15/2016 (Cost $7,060,000)	7,060,000	8,904,425

	Shares	Value ($)

Convertible Preferred Stock 0.1%
Health Care
Allergan PLC Series A, 5.5% (Cost $3,900,000)	3,900	4,066,062
Securities Lending Collateral 3.2%
Daily Assets Fund Institutional, 0.16% (b) (c) (Cost $108,792,699)	108,792,699	108,792,699
Cash Equivalents 0.8%
Central Cash Management Fund, 0.09% (b) (Cost $26,751,995)	26,751,995	26,751,995

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,805,087,138) †	103.1	3,448,067,745
Other Assets and Liabilities, Net	(3.1)	(104,644,249)

Net Assets	100.0	3,343,423,496

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*          Non‐income producing security.

†
The cost for federal income tax purposes was $2,806,382,329.  At June 30, 2015, net unrealized appreciation for all securities based on tax cost was $641,685,416.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $673,648,691 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $31,963,275.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2015 amounted to $107,998,177, which is 3.2% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$3,299,552,564	$—	$—	$3,299,552,564
Convertible Bond	—	8,904,425	—	8,904,425
Convertible Preferred Stock	4,066,062	—	—	4,066,062
Short-Term Investments (d)	135,544,694	—	—	135,544,694

Total	$3,439,163,320	$8,904,425	$—	$3,448,067,745

There have been no transfers between fair value measurement levels during the period ended June 30, 2015.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Core Equity Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 21, 2015